Total
Putnam Retirement Advantage 2030 Fund
Fund summary
Goal
Putnam Retirement Advantage 2030 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.
Fees and expenses
The following tables describe the fees and expenses you may pay if you buy and hold class R6 shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Putnam Retirement Advantage 2030 Fund Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	none

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Putnam Retirement Advantage 2030 Fund Class R6
Management fees	0.39%
Distribution and service (12b-1) fees
Other expenses	0.39%	[1]
Acquired fund fees and expenses	0.54%
Total annual fund operating expenses	1.32%
Expense reimbursement	(0.87%)	[2]
Total annual fund operating expenses after expense reimbursement	0.45%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 12/31/22. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Putnam Retirement Advantage 2030 Fund | Class R6 | USD ($)	46	144

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate will be available after the fund completes its first fiscal year.
Investments, risks, and performance
Investments
The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2030 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The fund's target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund's target date, as shown in the predetermined "glide path" in the chart under "What are the funds' and each underlying fund's main investment strategies and related risks?" Putnam Investment Management, LLC (“Putnam Management”) will adjust these allocations at the end of each calendar quarter based on the glide path.

The following table presents your fund’s projected approximate allocations to each asset class and underlying fund as of December 31, 2019 and December 31, 2020. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on December 31, 2019. The table also shows the approximate allocations of other Putnam Retirement Advantage Funds, which are designed for investors with different target retirement dates. Over a five year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. This illustrates how a fund’s allocations may change over time to increasingly emphasize capital preservation and income.
								2030
Underlying								(your			Maturity
Fund*	Year	2060	2055	2050	2045	2040	2035	fund)	2025	2020	Fund
Putnam
Dynamic
Asset	2019	78.0%	62.8%	39.0%	15.2%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Allocation
Equity Fund	2020	78.0%	59.9%	35.2%	12.2%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam
Dynamic
Asset	2019	21.5%	36.7%	60.5%	83.8%	92.7%	51.8%	0.0%	0.0%	0.0%	0.0%
Allocation
Growth Fund	2020	21.5%	39.6%	64.3%	86.6%	89.5%	44.8%	0.0%	0.0%	0.0%	0.0%
Putnam
Dynamic
Asset	2019	0.0%	0.0%	0.0%	0.0%	4.8%	44.8%	92.9%	30.2%	3.3%	0.0%
Allocation
Balanced
Fund	2020	0.0%	0.0%	0.0%	0.0%	7.8%	51.7%	87.2%	19.9%	0.8%	0.0%
Putnam
Dynamic
Asset	2019	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.1%	48.3%	11.8%	0.0%
Allocation
Conservative
Fund	2020	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.1%	56.4%	3.0%	0.0%
Putnam Short
Term	2019	0.5%	0.5%	0.5%	1.0%	2.5%	3.4%	4.4%	4.8%	1.0%	0.0%
Investment
Fund	2020	0.5%	0.5%	0.5%	1.2%	2.7%	3.5%	4.4%	4.8%	0.2%	0.0%
Putnam
Income	2019	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.6%	16.7%	83.9%	100.0%
Strategies
Portfolio	2020	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.3%	18.9%	96.0%	100.0%
Equity**	2019	95.2%	92.2%	87.4%	82.2%	77.0%	68.3%	56.5%	36.8%	26.5%	25.0%
	2020	95.2%	91.6%	86.6%	81.5%	76.3%	66.9%	54.6%	33.6%	25.4%	25.0%
Fixed	2019	4.8%	7.8%	12.6%	17.8%	23.0%	31.7%	43.5%	63.2%	73.5%	75.0%
Income**	2020	4.8%	8.4%	13.4%	18.5%	23.7%	33.1%	45.4%	66.4%	74.6%	75.0%

* Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

** Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s and Putnam Income Strategies Portfolio’s current strategic allocation to equity and fixed income investments as set forth under "What are the funds' and each underlying fund's main investment strategies and related risks?", and an assumption that Putnam Short Term Investment Fund is equivalent to a fixed income investment. The managers of the underlying funds may adjust those funds’ allocations among asset classes from time to time consistent with their investment goals, and, consequently, actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. We may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although we expect these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable to achieve the fund’s investment goal. We assume investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam Retirement Advantage Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in this prospectus beginning on page 57, and more information about the underlying funds (which are not offered by this prospectus) is included under "What are the funds' and each underlying fund's main investment strategies and related risks?".
Risks
It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

Our allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees and/or reimburse expenses of the fund through at least December 31, 2022 in an amount equal to the fund's acquired fund fees and expenses. Putnam Management has also contractually agreed to waive fees and/or reimburse expenses of class R6 shares of the fund through at least December 31, 2022 in an amount sufficient to result in total annual fund operating expenses for class R6 shares of the fund (exclusive of certain fees and expenses) that equal 0.45% of the fund's average net assets attributable to class R6 shares. Although Putnam Investment Management, LLC serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

An underlying fund’s allocation of assets among asset classes may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds' portfolio holdings. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which means the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond may default on payment of interest or principal. Default risk is generally higher for non-qualified mortgages. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

REITs are subject to the risk of economic downturns that have an adverse impact on real estate markets. Convertible securities combine the investment characteristics of bonds and common stocks and include bonds, preferred stocks and other instruments that can be converted into or exchanged for common stock or equivalent value. Convertible securities tend to provide higher yields than common stocks. However, a higher yield may not protect investors against the risk of loss or adequately mitigate any loss associated with a decline in the price of a convertible security. Convertible securities are subject to credit risk.

An underlying fund’s use of derivatives may increase the risk of investing in the underlying fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
Performance information will be available after the fund completes a full calendar year of operation.